Summary Prospectus April 29, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS COMMUNICATIONS FUND






CLASS/Ticker    A   TISHX    B   FTEBX    C   FTICX    INST   FLICX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C) and (800) 730-1313
(INST) or asking your financial advisor. The prospectus and SAI, both dated April 29, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to maximize total return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 30) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          B          C       INST
                                          ----------  ---------  ---------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price             5.75      None       None       None
-----------------------------------------     ----      --         --         --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     4.00       1.00         None
-----------------------------------------    -----    ----       ----         --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                      2.00    2.00       2.00       2.00
-----------------------------------------    -----    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                              A          B          C        INST
                                      ---------  ---------  ---------  ----------
Management fee                            0.97       0.97       0.97       0.97
-------------------------------------     ----       ----       ----       ----
Distribution/service
(12b-1) fees                              0.23       0.98       0.99      None
-------------------------------------     ----       ----       ----      -----
Other expenses                            0.63       0.85       0.76       0.40
-------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.83       2.80       2.72       1.37
-------------------------------------     ----       ----       ----      -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST
-------  --------  --------  --------  --------
1        $ 750     $ 683     $ 375     $ 139
--       -----     -----     -----     -----
3        1,117     1,168       844       434
--       -----     -----     -----     -----
5        1,508     1,679     1,440       750
--       -----     -----     -----     -----
10       2,599     2,683     3,051     1,646
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST
-------  --------  --------  --------  --------
1        $ 750     $ 283     $ 275     $ 139
--       -----     -----     -----     -----
3        1,117       868       844       434
--       -----     -----     -----     -----
5        1,508     1,479     1,440       750
--       -----     -----     -----     -----
10       2,599     2,683     3,051     1,646
--       -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 168%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund normally focuses on the securities of US and foreign companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. The fund may invest in common stocks and other dividend or interest paying securities, such as convertible securities (both preferred stocks and bonds), bonds and short-term cash equivalents. The fund may invest without limit in stocks and other securities of companies not publicly traded in the United States, including securities traded mainly in emerging markets.

MANAGEMENT PROCESS. The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In choosing securities, portfolio management emphasizes investments in companies offering products, services and enabling technologies in a wide spectrum from traditional communications to newer data-centric communications like the Internet and corporate networks.


DERIVATIVES. Portfolio management generally may use stock index futures contracts, which are a type of derivative (contracts whose values are based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class, for risk management or to keep cash on hand to meet shareholder redemptions and for hedging purposes.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class, or to keep cash on hand to meet shareholder redemptions. In addition, the fund may use foreign currency forward contracts, options, swaps and other similar instruments to hedge foreign currency risk in connection with its investments in securities of foreign companies.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


CONCENTRATION RISK - COMMUNICATIONS COMPANIES. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund's performance.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment



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                                                         DWS Communications Fund


                                               SUMMARY PROSPECTUS April 29, 2011
could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




    2001      2002        2003       2004       2005       2006        2007      2008      2009       2010
  -29.54       -39.31     22.89      21.23      14.95      21.14       -0.51     -57.39    52.60      22.34




Best Quarter: 31.90% Q2 2009         Worst Quarter: -29.94%, Q2 2002
Year-to-Date as of 3/31/2011: 6.28%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                    CLASS           1           5          10
                                INCEPTION        YEAR       YEARS       YEARS
                             ------------  ----------  ----------  ----------
CLASS A before tax            1/18/1984        15.31       -2.00       -4.05
---------------------------  ----------        -----      ------      ------
  After tax on
  distributions                                15.27       -2.11       -4.10
  After tax on distribu-
  tions and sale of fund
  shares                                       10.35       -1.67       -3.32
---------------------------  ----------        -----      ------      ------
CLASS B before tax             1/3/1995        18.46       -1.66       -3.97
---------------------------  ----------        -----      ------      ------
CLASS C before tax           10/28/1998        21.47       -1.57       -4.26
---------------------------  ----------        -----      ------      ------
INST CLASS before tax          6/4/1998        22.81       -0.55       -3.20
---------------------------  ----------        -----      ------      ------
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)                              11.76       2.43        2.31
---------------------------  ----------        -----      ------      ------
MSCI WORLD TELECOM
SERVICES INDEX (reflects
no deduction for fees or
expenses)                                      10.19       6.40        -0.46
---------------------------  ----------        -----      ------      ------

The Advisor believes the additional MSCI World Telecom Services Index represents the fund's overall investment process.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WALTER HOLICK, DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2010.


FREDERIC L. FAYOLLE, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                           AUTOMATIC
                                 UGMAS/   INVESTMENT
              NON-IRA    IRAS     UTMAS        PLANS
         ------------  ------  --------  -----------
A B C        1,000      500     1,000        500
-------      -----      ---     -----        ---
INST     1,000,000      N/A      N/A         N/A
-------  ---------      ---     -----        ---

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor there is no minimum initial investment for Class A, B and C shares and no minimum additional investment for Class A shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


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                                                         DWS Communications Fund


                                               SUMMARY PROSPECTUS April 29, 2011

TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                                         DWS Communications Fund
                                       SUMMARY PROSPECTUS April 29, 2011 DCF-SUM